EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Earnings per common share for all periods presented has been determined by dividing profit available to common shareholders by the weighted average number of common shares outstanding during the period.
The following table sets forth the computation of basic and diluted earnings per share for continuing operations, for the years ended December 31:

Continuing operations	2021	2020	2019
(In millions of U.S. dollars, except share and per share amounts)

Numerator:
Profit / (loss) for the period attributable to the owners of the parent	605	(384)	576

Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions)	1,749	1,749	1,749
Denominator for diluted earnings per share (in millions)	1,753	1,749	1,749

Basic (loss) / earnings per share	$0.35	($0.22)	$0.33
Diluted (loss) / earnings per share	$0.35	($0.22)	$0.33
The following table sets forth the computation of basic and diluted earnings per share for discontinued operations, for the years ended December 31:

Discontinued operations	2021	2020	2019

(In millions of U.S. dollars, except share and per share amounts)

Numerator:
Profit / (loss) for the period attributable to the owners of the parent	69	35	45

Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions)	1,749	1,749	1,749
Denominator for diluted earnings per share (in millions)	1,753	1,749	1,749

Basic (loss) / earnings per share	$0.04	$0.02	$0.03
Diluted (loss) / earnings per share	$0.04	$0.02	$0.03